Financial Instruments - Additional Information (Details) - Toledo Spirit time-charter derivative - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 16	$ 18
Discount rate over remaining duration of contract	9.30%	8.40%